June 21, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Company”)
Post-Effective Amendment No. 188 under the Securities Act of 1933 and Amendment No. 189 under Investment Company Act of 1940
File Nos. 2-92633 and 811-04087

To the Commission:

Pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Company is transmitting electronically for filing Post-Effective Amendment No. 188 to its Registration Statement on Form N-1A (Amendment No. 189 under the 1940 Act) (the “Amendment”).

The Amendment is being filed pursuant to the conditions and requirements of Rule 485(a) under the 1933 Act for the purpose of (i) introducing four new Series of the Fund (the Blended Asset Conservative Series, Blended Asset Moderate Series, Blended Asset Extended Series, and Blended Asset Maximum Series), which will replace the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series and Pro-Blend Maximum Term Series as the underlying funds of the Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series (collectively, the “Target Series”), and (ii) amending the Target Series’ prospectus and statement of additional information to reflect the change in underlying funds and add Class R6 Shares. In accordance with Rule 485(a), the Company has designated an effective date for the Amendment that is seventy-five days after the filing thereof.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams

Amy J. Williams

Assistant Corporate Secretary